Fair Value of Financial Instruments - Financial Instruments Not Measured at Fair Value (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Allowance for credit loss	$ 17,192	$ 20,886
Carrying Amount | Level III
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commercial mortgage loans, held for investment	3,126,303	2,714,734	$ 2,762,963
Collateralized loan obligations	1,960,090	1,625,498	1,803,185
Mortgage note payable	29,167	29,167	29,167
Other financing and loan participation - commercial mortgage loans	37,105	31,379
Allowance for credit loss	17,200	20,900
Fair Value | Level III
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commercial mortgage loans, held for investment	3,150,424	2,724,039	2,784,650
Collateralized loan obligations	1,981,299	1,606,478	1,822,386
Mortgage note payable	29,167	29,167	$ 29,167
Other financing and loan participation - commercial mortgage loans	$ 37,105	$ 31,379